Unpaid Losses and Loss Adjustment Expenses (Q1) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Insurance Loss Reserves [Abstract]
Schedule of the Changes in the Reserves for Losses and Loss Adjustment Expense
The table below provides the changes in the reserves for losses and LAE, net of reinsurance recoverables, for the periods indicated as follows (dollars in thousands):
	Three months ended March 31,
	2023	2022
Gross reserves - beginning of period	$165,539	$139,085
Less: reinsurance recoverables on unpaid losses	(82,651)	(40,344)
Net reserves - beginning of period	82,888	98,741
Add: incurred losses and LAE, net of reinsurance:
Current period	14,926	12,497
Prior period	(1,213)	5,521
Total net incurred losses and LAE	13,713	18,018
Deduct: loss and LAE payments, net of reinsurance:
Current period	1,987	2,512
Prior period	10,353	13,914
Total net loss and LAE payments	12,340	16,426
Net reserves - end of period	84,261	100,333
Plus: reinsurance recoverables on unpaid losses	61,101	40,605
Gross reserves - end of period	$145,362	$140,938

The table below provides the changes in the reserves for losses and LAE, net of recoverables from reinsurers, for the periods indicated (dollars in thousands):
	December 31,
	2022	2021	2020
Gross reserves - beginning of period	$ 139,085	$ 111,270	$107,246
Less: reinsurance recoverables on unpaid losses	40,344	24,218	22,579
Net reserves - beginning of period	98,741	87,052	84,667
Add: incurred losses and loss adjustment expenses, net of reinsurance Current period	57,156	50,429	40,634
Prior period	24,284	19,432	15,594
Total net incurred losses and loss adjustment expenses	81,440	69,861	56,228
	December 31,
	2022	2021	2020
Deduct: loss and loss adjustment expense payments, net of reinsurance Current period	20,894	18,984	13,599
Prior period	76,399	39,188	40,244
Total net loss and loss adjustment expense payments	97,293	58,172	53,843
Net reserves - end of period	82,888	98,741	87,052
Plus: reinsurance recoverables on unpaid losses	82,651	40,344	24,218
Gross reserves - end of period	$165,539	$139,085	$111,270